Statements Of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVIITES
Cash received from royalties and rents	$ 27,961,480	$ 24,466,594	$ 18,325,585
Cash paid to suppliers and employees	(3,469,871)	(3,085,319)	(2,916,890)
Interest received	55,865	20,047	74,076
Net Cash Provided By Operating Activities	24,547,474	21,401,322	15,482,771
INVESTING ACTIVITIES
United States Treasury securities purchased	(10,550,000)	(8,200,000)	(3,575,000)
United States Treasury securities matured	7,675,000	6,400,000	4,525,000
Expenditures for building and equipment	(29,990)	(18,685)	(38,695)
Net Cash (Used in) Provided by Investing Activities	(2,904,990)	(1,818,685)	911,305
FINANCING ACTIVITIES
Distributions paid	(21,750,000)	(19,500,000)	(16,650,000)
Net Cash Used in Financing Activities	(21,750,000)	(19,500,000)	(16,650,000)
Net (Decrease) Increase in Cash and Cash Equivalents	(107,516)	82,637	(255,924)
Cash and Cash Equivalents at Beginning of Year	750,947	668,310	924,234
Cash and Cash Equivalents at End of Year	643,431	750,947	668,310
RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net income	20,068,433	23,047,811	17,468,842
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	732,379	618,991	613,721
Net periodic pension cost (Note 7)	690,387	489,733	413,292
Pension contribution (Note 7)	(799,918)	(551,124)	(577,839)
Net decrease (increase) in assets:
Accrued interest	19,115	(28,183)	(658)
Royalties receivable	3,842,178	(1,871,065)	(2,465,487)
Prepaid expenses		2,409
Mineral and surface lands		(352,650)
Net (decrease) increase in liabilities:
Accounts payable and accrued expenses	(24,600)	17,300	(600)
Deferred compensation	19,500	28,100	31,500
Net Cash Provided By Operating Activities	$ 24,547,474	$ 21,401,322	$ 15,482,771